UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07732

                 ALLIANCE WORLD DOLLAR GOVERNMENT FUND II, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: March 31, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

WORLD DOLLAR GOVERNMENT FUND II
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)
                                                   Principal
                                                      Amount
                                                       (000)         U.S.$ Value
--------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS--85.2%
Argentina--4.2%
Republic of Argentina
    1.98%, 8/03/12FRN                                 23,875    $     20,293,750
    11.75%, 6/15/15 (a)                                3,950           1,293,625
    12.25%, 6/19/18 (a)                               23,767           7,843,009
    15.50%, 12/19/08 (a)                              18,980           6,215,950
    11.375%, 3/15/10 (a)                               1,420             482,800
    12.00%, 6/19/31(a)                                 9,535           3,146,451
                                                                ----------------
                                                                      39,275,585
                                                                ----------------
Brazil--18.9%
Federal Republic of Brazil
    9.25%, 10/22/10                                    1,400           1,565,200
    10.50%, 7/14/14                                   14,290          16,933,650
    11.00%, 8/17/40                                   51,715          61,333,989
    12.00%, 4/15/10                                    8,650          10,700,050
    12.75%, 1/15/20                                   17,880          24,191,640
    C - Bonds
    8.00%, 4/15/14                                    45,445          46,526,962
    DCB FRN
    Series L
    3.125%, 4/15/12                                   16,465          15,704,162
                                                                ----------------
                                                                     176,955,653
                                                                ----------------
Bulgaria--1.0%
Republic of Bulgaria
   8.25%, 1/15/15 (b)                                  7,266           9,082,500
                                                                ----------------
                                                                       9,082,500
                                                                ----------------
Colombia--2.7%
Republic of Colombia
    8.25%, 12/22/14                                    3,919           4,085,558
    10.75%, 1/15/13                                    3,057           3,650,058
    11.75%, 2/25/20                                   14,121          18,131,364
                                                                ----------------
                                                                      25,866,980
                                                                ----------------
Ecuador--3.3%
Ecuador Structured Note Fltr
    zero coupon 10/11/05                               6,665           6,369,607
    8.00%, 8/15/30 (b) (c)                            28,275          24,429,600
                                                                ----------------
                                                                      30,799,207
                                                                ----------------
El Salvador--0.7%
Republic of EL Salvador
   7.625%, 9/21/34 (b)                                 2,290           2,358,700
   8.50%, 7/25/11 (b)                                  3,700           4,177,300
                                                                ----------------
                                                                       6,536,000
                                                                ----------------
Indonesia--0.9%
Republic of Indonesia
   6.75%, 3/10/14 (b)                                  8,585           8,606,463
                                                                ----------------

                                                   Principal
                                                      Amount
                                                       (000)         U.S.$ Value
--------------------------------------------------------------------------------
Jamaica--0.6%
Government of Jamaica
   11.750%, 5/15/11 (b)                                4,610    $      5,439,800
   12.750%, 9/01/07 (b)                                  500             595,750
                                                                ----------------
                                                                       6,035,550
                                                                ----------------
Mexico--15.1%
United Mexican States
    6.375%, 1/16/13                                    2,782           2,962,830
    7.500%, 1/14/12                                    7,400           8,391,600
    8.00%, 9/24/22                                    35,510          41,014,050
    8.125%, 12/30/19                                  49,800          58,440,300
    9.875%, 2/01/10                                   11,800          14,508,100
    11.375%, 9/15/16                                  11,110          16,359,475
                                                                ----------------
                                                                     141,676,355
                                                                ----------------
Panama--2.7%
Republic of Panama
    2.75%, 7/17/14 IRB VRN                             2,193           2,149,406
    8.875%, 9/30/27                                      725             800,400
    9.375%, 7/23/12- 4/01/29                           5,850           6,910,950
    9.625%, 2/08/11                                    8,677          10,282,245
    10.750%, 5/15/20                                   3,940           5,122,000
                                                                ----------------
                                                                      25,265,001
                                                                ----------------
Peru--3.1%
Republic of Peru
    8.375%, 5/03/16                                    8,112           9,085,440
    8.75%, 11/21/33                                    2,430           2,636,550
    9.125%, 2/21/12                                    7,037           8,180,513
    9.875%, 2/06/15                                    7,240           8,941,400
                                                                ----------------
                                                                      28,843,903
                                                                ----------------
Philippines--3.6%
Republic of Philippines
    9.00%, 2/15/13                                     4,775           4,870,500
    9.875%, 1/15/19                                   12,750          13,068,750
    10.625%, 3/16/25                                  15,143          16,165,153
                                                                ----------------
                                                                      34,104,403
                                                                ----------------
Russia--13.6%
Russian Federation
    5.00%, 3/31/30 (b) (c)                            80,910          83,437,922
Russian Ministry of Finance
    Series V
    3.00%, 5/14/08                                    26,162          24,380,368
    Series VII
    3.00%, 5/14/11                                    24,180          20,342,634
                                                                ----------------
                                                                     128,160,924
                                                                ----------------

                                                   Principal
                                                      Amount
                                                       (000)         U.S.$ Value
--------------------------------------------------------------------------------
Turkey--4.8%
Republic of Turkey
    11.00%, 1/14/13                                    5,500    $      6,998,750
    11.50%, 1/23/12                                   11,700          15,045,615
    11.75%, 6/15/10                                    4,455           5,597,708
    11.875%, 1/15/30                                   8,000          11,494,700
    12.375%, 6/15/09                                   2,805           3,520,499
                                                                ----------------
                                                                      42,657,272
                                                                ----------------
Ukraine--4.0%
Government of Ukraine
     6.875%, 3/04/11 (b)                               7,400           7,593,510
     7.65%, 6/11/13 (b)                               18,801          19,996,709
    11.00%, 3/15/07 (b)                                9,357          10,009,112
                                                                ----------------
                                                                      37,599,331
                                                                ----------------
Uruguay--0.9%
Republic of Uruguay
    7.875%, 1/15/33                                    9,968           8,846,418
                                                                ----------------
Venezuela--5.1%
Republic of Venezuela
    3.09%, 4/20/11 FRN                                 6,600           5,989,500
    5.375%, 8/07/10                                   11,850          11,127,150
    8.50%, 10/08/14                                    4,450           4,717,000
    9.25%, 9/15/27                                    21,564          22,750,020
                                                                ----------------
                                                                      44,583,670
                                                                ----------------
Total Sovereign Debt Obligations
   (cost $687,771,338)                                               794,895,215
                                                                ----------------

SHORT-TERM INVESTMENT--7.2%
Time Deposit--7.2%
Societe Generale
    2.125%, 1/03/05
    (cost $68,000,000)                                68,000          68,000,000
                                                                ----------------

CORPORATE DEBT OBLIGATIONS--5.4%
Indonesia--0.6%
Freeport-McMoran Copper & Gold
    10.125%, 2/01/10                                   4,800           5,484,000
                                                                ----------------
Kazakhstan--1.1%
Hurricane Finance
    9.625%, 2/12/10 (b)                                3,500           3,853,850
Kazkommerts International BV
    8.50%, 4/16/13 (b)                                 3,000           3,135,000
Tengizchevroil
    6.124%, 11/15/14 (b)                               3,369           3,377,423
                                                                ----------------
                                                                      10,366,273
                                                                ----------------

                                                   Shares Or
                                                   Principal
                                                      Amount
                                                       (000)         U.S.$ Value
--------------------------------------------------------------------------------
Mexico--2.3%
Innova S de. R.L., SA
   9.375%, 9/19/13                                $    7,955    $      9,048,812
   12.875%, 4/01/07                                    2,787           2,786,667
Monterrey Power SA  De CV
    9.625%, 11/15/09 (b)                               2,526           2,981,263
Vitro Envases
   10.750%, 7/23/11 (b)                                6,900           7,158,749
                                                                ----------------
                                                                      21,975,491
                                                                ----------------
Romania--0.4%
MobiFon Holdings BV
    12.50%, 7/31/10                                    3,075           3,647,719
                                                                ----------------
Russia--0.8%
Gazprom Oao
    9.625%, 3/01/13 (b)                                  500             592,500
Mobile Tele Fin
    9.75%, 1/30/08                                     2,650           2,795,750
Mobile Telesystems Finance
   9.75%, 1/30/08 (b)                                  2,740           2,890,700
Tyumen Oil
    11.00%, 11/06/07 (b)                               1,075           1,222,813
                                                                ----------------
                                                                       7,501,763
                                                                ----------------
Ukraine--0.2%
Kyivstar
    10.375%, 8/17/09 (b)                               1,800           1,980,000
                                                                ----------------
Total Corporate Debt Obligations
    (cost $46,435,493)                                                50,955,246
                                                                ----------------

WARRANTS (d)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                        43,000                   0
Republic of Venezuela
   Warrants, expiring 4/15/20                         25,000                   0
                                                                ----------------
Total Warrants
   (cost $0)                                                                   0
                                                                ----------------

Total Investments--97.8%
   (cost $802,206,831)                                               913,850,461

Other assets less liabilities--2.2%                                   27,101,839
                                                                ----------------

Net Assets--100%                                                $    940,952,300
                                                                ----------------

CALL OPTION WRITTEN
                                                       Exercise    Expiration
Description                           Contracts (f)     Price        Month      U.S. $ Value
--------------------------------------------------------------------------------------------
Federal Republic of Brazil
11.00%, 8/17/40
(premium received $62,712.50)           4,325,000      $117.65      Jan '04      $ (69,200)
Federal Republic of Brazil
11.00%, 8/17/40
(premium received $46,400)              3,200,000       118.10      Jan '04        (44,800)
Federal Republic of Brazil
11.00%, 8/17/40
(premium received $89,625)              5,975,000       118.15      Jan '04        (77,675)
Federal Republic of Brazil
11.00%, 8/17/40
(premium received $49,700)              3,500,000       118.50      Jan '04        (45,500)
Federal Republic of Brazil
11.00%, 8/17/40
(premium received $24,675)              1,750,000       118.75      Jan '04        (21,000)
                                                                                 ---------
                                                                                 $(258,175)
                                                                                 ---------

CREDIT DEFAULT SWAP CONTRACTS

                                               Notional                                 Unrealized
Swap Counterparty &                             Amount     Interest   Termination     Appreciation/
Referenced Obligation                          (000's)       Rate        Date         (Depreciation)
----------------------------------------------------------------------------------------------------
Buy Contracts:

Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                                $ 3,075        0.50%     11/26/13         $(57,841)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                4,070        5.60       3/20/14          (24,040)
Citigroup Global Markets, Inc.
Republic of Colombia
3.02%, 1/20/10                                  4,250        3.02       1/20/10          (30,340)

Sale Contracts:

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                                11,000        6.35       8/20/05          673,597
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                                 6,750        4.40       5/20/06          348,900
Citigroup Global Markets, Inc.
Republic of Colombia
1.13% ,1/20/07                                  8,600        1.13       1/20/07           12,160
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                4,070        4.95       3/20/09           87,261
Credit Suisse Markets, Inc.
Federal Republic of Brazil
12.25%, 3/6/30                                  5,800        6.90       6/20/07          510,980
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                                7,200       17.75       2/13/08        3,780,870
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                                 5,120        3.80       8/20/06          303,246

(a)   Security is in default and is non-income producing.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2004, the aggregate market value of these securities amounted to $202,919,664 or 21.57 % of net assets.
(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31,2004.
(d)   Non-income producing security.

      Glossary of Terms:

      DCB - Debt Conversion Bonds
      FRN - Floating Rate Note
      IRB - Interest Reduction Bond
      VRN - Variable Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT
      -----------      ----------------------

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund II, Inc.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  February 28, 2005

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date: February 28, 2005